Impact of Restructuring Actions on Corporate Business Segments and Unallocated Corporate Expenses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Restructuring Cost and Reserve [Line Items]
Decrease in business segment income	$ 200
Increase in general corporate expenses	178	60	22
Total	199	74	32
Retail
Restructuring Cost and Reserve [Line Items]
Decrease in business segment income	14	11	4
Food Service Other
Restructuring Cost and Reserve [Line Items]
Decrease in business segment income	4	3	6
Australian Bakery
Restructuring Cost and Reserve [Line Items]
Decrease in business segment income	3
Business Segment
Restructuring Cost and Reserve [Line Items]
Decrease in business segment income	$ 21	$ 14	$ 10